Summary Of Estimates Of The Fair Value Of Assets Acquired And Liabilities Assumed Related To Acquisition Of PriceSpective LLC (Detail) (PriceSpective LLC, USD $)
In Thousands, unless otherwise specified
	Feb. 28, 2012
PriceSpective LLC
Business Acquisition [Line Items]
Property, plant and equipment	$ 208
Goodwill	53,336	[1]
Cash and cash equivalents	2,311
Accounts receivable	2,662
Other current assets	1,292
Non-current assets	60
Current liabilities	(7,737)
Total	$ 52,132

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.